Equity Transaction with Non-controlling Interests - Additional Information (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands		1 Months Ended									12 Months Ended
	Jan. 01, 2018	Aug. 31, 2018 USD ($)	Jul. 31, 2018 $ / shares	Jul. 31, 2018 $ / shares	Mar. 31, 2018 USD ($)	Jan. 31, 2018 $ / shares shares	Jan. 31, 2017 TWD ($)	Feb. 29, 2016 shares	Feb. 28, 2016 TWD ($) $ / shares shares	Jan. 31, 2016	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 TWD ($) shares	Sep. 30, 2018 USD ($)	Sep. 30, 2018 TWD ($)	Aug. 31, 2018 TWD ($)	Mar. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Oct. 13, 2017 shares	Jul. 13, 2017 shares	Dec. 31, 2016 TWD ($)
Increase (decrease) in capital surplus		$ 311													$ 9,530
Sale of shares | shares																		323,094	101,164
Sale of shares per share | $ / shares											$ 10
Cash capital increase [member]
Sale of shares | shares											300,000	300,000
Sale of shares per share | $ / shares											$ 34.3
USI Enterprise Limited [member]
Number of shares repurchased | shares								4,501
Percentage of increase in shareholdings	96.90%					98.60%		98.80%		96.70%
Increase (decrease) in capital surplus					$ (36,839)											$ (1,127,632)				$ (1,912,887)
Number of shares approved for repurchase | shares						3,738
Shares repurchase price per share | $ / shares						$ 17.49
Universal Global Scientific Industrial Co., Ltd. [member] | USI [member]
Increase (decrease) in capital surplus | $																				$ (20,552)
Sale of shares | shares									39,603
Sale of shares per share | $ / shares									$ 20
Proceeds from issuance of shares | $									$ 792,064
Percentage of decrease in shareholdings									76.50%	99.00%
USI [member]
Percentage of increase in shareholdings							75.20%
Increase (decrease) in capital surplus | $																	$ 3,055
Cash capital increase amount | $							$ 1,000,000
Ordinary shares outstanding acquired price | (per share)			$ 18.0	$ 0.6
USI [member] | Cash capital increase [member]
Percentage of increase in shareholdings							75.70%
ASEN [member]
Increase (decrease) in capital surplus											$ 36,410	$ 1,114,504	$ (56,756)	$ (1,737,315)
Amount of shares transferred					$ 127,113											$ 3,871,862
Percentage of shareholdings		30.00%
Amount of shareholdings | $		$ 95,335
ASEN [member] | Bottom of range [member]
Percentage of increase in ownership					60.00%
Percentage of decrease in ownership		70.00%
ASEN [member] | Top of range [member]
Percentage of increase in ownership					100.00%
Percentage of decrease in ownership		100.00%
USI INC [member]
Increase (decrease) in capital surplus		$ (920)													$ (28,152)
Ordinary shares outstanding acquired price | (per share)			$ 35.0	$ 1.1